Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Flight equipment	$ 10,924	$ 12,681
Other intangibles	72,702	77,344
Deferred losses on sale of assets	8,137	11,937
Operating loss and tax credit carryforwards	1,821,502	2,086,080
Other	(17,388)	(22,206)
Total deferred tax assets	1,930,653	2,210,248
Valuation allowance	(55,956)	(70,812)
Deferred tax assets, net of valuation allowance	1,874,697	2,139,436
Deferred tax liabilities
Flight equipment	(4,350,398)	(4,357,054)
Other intangibles	(17,458)	(20,193)
Other	(13,711)	(12,553)
Total deferred tax liabilities	(4,381,567)	(4,389,800)
Total net deferred tax (liabilities) assets	(2,506,870)	(2,250,364)
Ireland
Deferred tax assets
Flight equipment	7,285	8,690
Other intangibles	0	0
Deferred losses on sale of assets	0	0
Operating loss and tax credit carryforwards	1,713,394	1,991,125
Other	(1,332)	(1,756)
Total deferred tax assets	1,722,011	2,001,571
Valuation allowance	(33,601)	(17,242)
Deferred tax assets, net of valuation allowance	1,688,410	1,984,329
Deferred tax liabilities
Flight equipment	(4,264,191)	(4,274,880)
Other intangibles	(17,458)	(20,193)
Other	(6,421)	(6,325)
Total deferred tax liabilities	(4,288,070)	(4,301,398)
Total net deferred tax (liabilities) assets	(2,599,660)	(2,317,069)
Other
Deferred tax assets
Flight equipment	3,639	3,991
Other intangibles	72,702	77,344
Deferred losses on sale of assets	8,137	11,937
Operating loss and tax credit carryforwards	108,108	94,955
Other	(16,056)	(20,450)
Total deferred tax assets	208,642	208,677
Valuation allowance	(22,355)	(53,570)
Deferred tax assets, net of valuation allowance	186,287	155,107
Deferred tax liabilities
Flight equipment	(86,207)	(82,174)
Other intangibles	0	0
Other	(7,290)	(6,228)
Total deferred tax liabilities	(93,497)	(88,402)
Total net deferred tax (liabilities) assets	$ 92,790	$ 66,705